T. ROWE PRICE Blue Chip Growth Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 12.8%
Entertainment 1.9%
Netflix (1) 1,687,259 582,914
Sea, ADR (1) 2,903,450 251,294
Walt Disney (1) 1,665,977 166,814
1,001,022
Interactive Media & Services 9.8%
Alphabet, Class A (1) 5,090,546 528,043
Alphabet, Class C (1) 29,081,205 3,024,445
Meta Platforms, Class A (1) 6,660,764 1,411,682
Tencent Holdings (HKD)  4,815,440 235,327
5,199,497
Wireless Telecommunication Services 1.1%
T-Mobile U.S. (1) 4,123,264 597,214
597,214
Total Communication Services 6,797,733
CONSUMER DISCRETIONARY 14.2%
Automobiles 2.5%
Tesla (1) 6,313,716 1,309,843
1,309,843
Broadline Retail 6.7%
Amazon.com (1) 34,000,471 3,511,909
3,511,909
Hotels, Restaurants & Leisure 2.2%
Booking Holdings (1) 177,974 472,060
Chipotle Mexican Grill (1) 307,923 526,022
DoorDash, Class A (1) 1,965,695 124,940
Meituan, Class B (HKD) (1) 524,814 9,521
1,132,543
Specialty Retail 1.3%
Ross Stores  5,371,028 570,027
TJX  1,392,995 109,155
679,182
Textiles, Apparel & Luxury Goods 1.5%
Lululemon Athletica (1) 891,172 324,556
NIKE, Class B  3,789,451 464,738
789,294
Total Consumer Discretionary 7,422,771

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 0.9%
Consumer Staples Distribution & Retail 0.9%
Dollar General  2,274,220 478,632
Total Consumer Staples 478,632
FINANCIALS 11.8%
Capital Markets 2.4%
Charles Schwab  5,570,347 291,775
Goldman Sachs Group  689,251 225,461
Morgan Stanley  3,586,270 314,874
MSCI  189,944 106,310
S&P Global  998,224 344,158
1,282,578
Financial Services 7.5%
Adyen (EUR) (1) 132,561 211,227
Affirm Holdings (1)(2) 2,661,347 29,993
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $104,886 (1)(3)(4) 27,519,082 55,864
Block, Class A (1) 1,592,145 109,301
Fiserv (1) 1,150,867 130,083
Mastercard, Class A  4,206,396 1,528,646
Visa, Class A  8,483,986 1,912,799
3,977,913
Insurance 1.9%
Chubb  2,940,222 570,932
Marsh & McLennan  2,504,288 417,089
988,021
Total Financials 6,248,512
HEALTH CARE 13.8%
Health Care Equipment & Supplies 2.7%
Align Technology (1) 236,613 79,062
Intuitive Surgical (1) 3,159,853 807,248
Stryker  1,574,696 449,528
Teleflex  360,123 91,223
1,427,061
Health Care Providers & Services 5.5%
Elevance Health  614,078 282,359
Humana  1,025,804 497,987
UnitedHealth Group  4,457,009 2,106,338
2,886,684

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology 0.3%
Veeva Systems, Class A (1) 747,288 137,344
137,344
Life Sciences Tools & Services 2.2%
Danaher  2,439,628 614,884
Thermo Fisher Scientific  961,509 554,185
1,169,069
Pharmaceuticals 3.1%
AstraZeneca, ADR  2,884,209 200,193
Eli Lilly  3,140,977 1,078,674
Zoetis  2,085,826 347,165
1,626,032
Total Health Care 7,246,190
INDUSTRIALS & BUSINESS SERVICES 2.2%
Aerospace & Defense 0.2%
TransDigm Group  171,000 126,035
126,035
Commercial Services & Supplies 0.2%
Cintas  230,048 106,439
106,439
Ground Transportation 0.4%
Old Dominion Freight Line  648,174 220,924
220,924
Industrial Conglomerates 1.3%
General Electric  2,878,583 275,193
Roper Technologies  928,676 409,258
684,451
Professional Services 0.1%
TransUnion  769,495 47,816
47,816
Total Industrials & Business Services 1,185,665
INFORMATION TECHNOLOGY 42.5%
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity  893,884 117,233
117,233
IT Services 1.2%
MongoDB (1) 1,095,939 255,485
Shopify, Class A (1) 5,882,631 282,014
Snowflake, Class A (1) 743,271 114,679
652,178

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment 9.7%
Advanced Micro Devices (1) 6,374,245 624,740
ASML Holding  1,215,562 827,445
Lam Research  188,613 99,987
Marvell Technology  4,391,311 190,144
Monolithic Power Systems  736,366 368,580
NVIDIA  8,780,767 2,439,034
Taiwan Semiconductor Manufacturing, ADR  2,134,172 198,521
Texas Instruments  1,969,699 366,384
5,114,835
Software 20.4%
Atlassian, Class A (1) 1,476,840 252,791
BILL Holdings (1) 1,750,182 142,010
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $99,124 (1)(3)
(4) 58,155 32,090
Confluent, Class A (1) 2,670,689 64,283
Crowdstrike Holdings, Class A (1) 636,568 87,375
Datadog, Class A (1) 1,177,161 85,532
Fortinet (1) 909,518 60,447
Gusto, Acquisition Date: 10/4/21, Cost $32,574 (1)(3)(4) 1,131,497 21,306
Intuit  1,946,235 867,690
Microsoft  24,895,455 7,177,360
Paycom Software (1) 175,957 53,493
ServiceNow (1) 2,711,803 1,260,229
Synopsys (1) 1,777,544 686,576
10,791,182
Technology Hardware, Storage & Peripherals 11.0%
Apple  35,337,297 5,827,120
5,827,120
Total Information Technology 22,502,548
MATERIALS 1.1%
Chemicals 1.1%
Linde  933,444 331,783
Sherwin-Williams  1,211,154 272,231
Total Materials 604,014
Total Common Stocks (Cost $24,014,389) 52,486,065
CONVERTIBLE PREFERRED STOCKS 0.3%
INFORMATION TECHNOLOGY 0.3%
Software 0.3%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $6,254 (1)(3)(4) 3,669 2,024

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $699 (1)(3)(4) 410 226
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $77 (1)(3)(4) 45 25
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $14 (1)(3)(4) 8 4
Databricks, Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(3)(4) 525,810 31,549
Databricks, Series H, Acquisition Date: 8/31/21, Cost $93,418 (1)
(3)(4) 1,271,268 76,276
Gusto, Series E, Acquisition Date: 7/13/21, Cost $46,365 (1)(3)(4) 1,525,418 28,724
Total Information Technology 138,828
Total Convertible Preferred Stocks (Cost $177,914) 138,828
CORPORATE BONDS 0.2%
Carvana, 10.25%, 5/1/30 (5) 160,722,429 91,612
Total Corporate Bonds (Cost $160,722) 91,612
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.82% (6)(7) 74,709,595 74,710
Total Short-Term Investments (Cost $74,710) 74,710
SECURITIES LENDING COLLATERAL 0.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.82% (6)(7) 8,550,550 8,551
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 8,551
Total Securities Lending Collateral (Cost $8,551) 8,551
Total Investments in Securities 99.9%
(Cost $24,436,286) $ 52,799,766
Other Assets Less Liabilities 0.1% 33,979
Net Assets 100.0% $ 52,833,745
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.

T. ROWE PRICE Blue Chip Growth Fund

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(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$248,088 and represents 0.5% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$91,612 and represents 0.2% of net assets.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 914++
Totals $ —# $ — $ 914+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 207,204  ¤  ¤ $ 83,261
Total $ 83,261^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $914 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $83,261.

T. ROWE PRICE Blue Chip Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Blue Chip Growth Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Blue Chip Growth Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Blue Chip Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 51,920,730 $ 456,075 $ 109,260 $ 52,486,065
Convertible Preferred Stocks — — 138,828 138,828
Corporate Bonds — 91,612 — 91,612
Short-Term Investments 74,710 — — 74,710
Securities Lending Collateral 8,551 — — 8,551
Total $ 52,003,991 $ 547,687 $ 248,088 $ 52,799,766

T. ROWE PRICE Blue Chip Growth Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F93-054Q1 03/23